First Investors Balanced Income Fund
First Investors Balanced Income Fund
Investment Objective:
The Fund seeks income as its primary objective and has a secondary objective of capital appreciation.
Fees and Expenses of the Fund :
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in certain classes of shares of First Investors Funds. More information about these and other discounts is available from your financial representative and in “Are sales charge discounts and waivers available for Class A shares” on page 19 of the Fund’s prospectus and in “Additional Information About Sales Charge Discounts and Waivers” on page II-50 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - First Investors Balanced Income Fund	Class A		Advisor Class	Institutional Class
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	1.00%	[1]	none	none
[1]	A contingent deferred sales charge of 1% will be assessed on certain redemptions of Class A shares that are purchased without a sales charge.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - First Investors Balanced Income Fund		Class A	Advisor Class	Institutional Class
Management Fees		0.70%	0.70%	0.70%
Distribution and Service (12b-1) Fees		0.30%	none	none
Acquired Fund Fees and Expenses	[1]	0.03%	0.03%	0.03%
Other Expenses	[1]	0.36%	0.33%	0.20%
Total Annual Fund Operating Expenses		1.39%	1.06%	0.93%
Fee Limitation and/or Expense Reimbursement	[2]	0.21%	0.21%	0.21%
Total Annual Fund Operating Expenses After Fee Limitation and/or Expense Reimbursement		1.18%	0.85%	0.72%
[1]	Expenses are based on estimated expenses expected to be incurred for the current fiscal year.
[2]	The Adviser has contractually agreed to limit fees and/or reimburse expenses of the Fund until at least January 31, 2017, to the extent that Total Annual Fund Operating Expenses (exclusive of interest expenses, taxes, brokerage commissions, acquired fund fees and expenses, dividend costs related to short sales, and extraordinary expenses, such as litigation expenses, if any) exceed 1.15% for Class A, 0.82% for Advisor Class and 0.69% for Institutional Class shares. The Adviser can be reimbursed by the Fund within three years after the date the fee limitation and/or expense reimbursement has been made by the Adviser, provided that such repayment does not cause the expenses of the Fund's Class A, Advisor Class or Institutional Class shares to exceed the applicable expense ratio in place at the time the expenses are waived or assumed. The fee limitation and/or expense reimbursement may be terminated or amended prior to January 31, 2017, only with the approval of the Fund's Board of Trustees.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee limitation/expense reimbursement arrangement through January 31, 2017). Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not redeem your shares, your costs would be:

Expense Example - First Investors Balanced Income Fund - USD ($)	1 year	3 years
Class A	688	963
Advisor Class	87	309
Institutional Class	74	268

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The portfolio turnover rate for the Fund’s last fiscal year is not provided because the Fund had not commenced operations prior to the date of this prospectus.

Principal Investment Strategies:
The Fund allocates its assets among bonds, stocks and money market instruments. While the percentage of assets allocated to each asset class is flexible rather than fixed, under normal market conditions, the Fund will invest approximately 60-80% of its net assets in bonds, money market instruments and cash and investments that provide exposure to such assets, including exchange-traded funds (“ETFs”) and approximately 20-40% of its net assets in stocks and investments that provide exposure to such assets, including ETFs.

The percentage allocations within the above ranges may change due to, among other things, market fluctuations or reallocation decisions by the Fund’s portfolio managers. Once the asset allocation for bonds, stocks and money market instruments has been set, the Fund uses fundamental research and analysis to determine which particular investments to purchase or sell.

The Fund’s investments in bonds will be comprised primarily of investment-grade corporate bonds. However, through its investments in ETFs, the Fund may also have exposure to high yield securities (commonly known as “high yield” or “junk bonds”) and syndicated bank loans (also known as “floating rate loans”). The Fund will also invest in other types of bonds and other debt securities, including U.S. Government securities and mortgage-backed securities. The Fund may invest in bonds of any maturity or duration. The Fund selects bonds by first considering the outlook for the economy and interest rates, and thereafter, a particular security’s characteristics. The Fund may also invest in U.S. Treasury futures and options on U.S. Treasury futures to hedge against changes in interest rates.

The Fund’s investment in stocks are normally diversified among common stocks of large-, mid- and small-size companies that offer the potential for current income or capital appreciation with an emphasis on companies that offer the potential for current income. In selecting stocks, the Fund considers, among other things, an issuer’s financial strength, management, earnings growth potential and history (if any) of paying dividends.

The Fund may sell a security if it becomes fully valued, its fundamentals have deteriorated, alternative investments become more attractive or if it is necessary to rebalance the portfolio.

Principal Risks:
You can lose money by investing in the Fund. There is no guarantee that the Fund will meet its investment objective. The Fund is intended for investors who:

■   Are seeking current income with potential for capital appreciation,

■   Want an investment that provides diversification among different asset classes,

■   Are willing to accept a moderate degree of investment risk, and

■   Have a long-term investment horizon and are able to ride out market cycles.

Here are the principal risks of investing in the Fund:

Allocation Risk. The Fund may allocate assets to investment classes that underperform other classes. For example, the Fund may be overweighted in stocks when the stock market is falling and the bond market is rising.

Credit Risk. This is the risk that an issuer of bonds and other debt securities will be unable to pay interest or principal when due. The prices of bonds and other debt securities are affected by the credit quality of the issuer and, in the case of mortgage-backed securities, the credit quality of the underlying mortgages. Credit risk also applies to securities issued or guaranteed by U.S. Government-sponsored enterprises that are not backed by the full faith and credit of the U.S. Government.

Derivatives Risk. Investments in U.S. Treasury futures and options on U.S. Treasury futures to hedge against changes in interest rates involve risks, such as potential losses if interest rates do not move as expected and the potential for greater losses than if these techniques had not been used. Investments in derivatives can increase the volatility of the Fund’s share price and may expose the Fund to significant additional costs. Derivatives may be difficult to sell, unwind or value.

Dividend Risk. At times, the Fund may not be able to identify dividend-paying stocks that are attractive investments. The income received by the Fund will also fluctuate due to the amount of dividends that companies elect to pay.

Exchange-Traded Funds Risk. The risks of investing in securities of ETFs typically reflect the risks of the types of instruments in which the ETF invests. In addition, because ETFs are investment companies, the Fund will bear its proportionate share of the fees and expenses of an investment in an ETF. As a result, the Fund’s operating expenses may be higher and performance may be lower.

Floating Rate Loan Risk. The value of any collateral securing a floating rate loan may decline, be insufficient to meet the obligations of the borrower, or be difficult or costly to liquidate. In the event of a default, the Fund may have difficulty collecting on any collateral and a floating rate loan can decline significantly in value. The Fund’s access to collateral may also be limited by bankruptcy or other insolvency laws. If a floating rate loan is acquired through an assignment, the Fund may not be able to unilaterally enforce all rights and remedies under the loan and with regard to any associated collateral. In addition, high yield floating rate loans usually are more credit sensitive than interest rate sensitive, although the value of these instruments may be affected by interest rate swings in the overall fixed income market.

High Yield Securities Risk. High yield bonds and other types of high yield securities (commonly known as “junk bonds”), including floating rate loans, have greater credit risk than higher quality debt securities because the companies that issue them are not as financially strong as companies with investment grade ratings. High yield securities are considered to be inherently speculative due to the risk associated with the issuer’s continuing ability to make principal and interest payments. During times of economic downturn, issuers of high yield securities may not have the ability to access the credit markets to refinance their bonds or meet other credit obligations.

Interest Rate Risk. In general, when interest rates rise, the market value of a debt security declines, and when interest rates decline, the market value of a debt security increases. As of the date of this prospectus, interest rates are at or near historic lows, which may increase the Fund’s exposure to the risks associated with rising interest rates. Securities with longer maturities are generally more sensitive to interest rate changes.

Market Risk. Stock prices may decline over short or even extended periods not only because of company-specific developments, but also due to an economic downturn, adverse political or regulatory developments, a change in interest rates or a change in investor sentiment. Similarly, bond prices fluctuate in value with changes in interest rates, the economy and the financial conditions of companies that issue them. Adverse market events may lead to increased redemptions, which could cause the Fund to experience a loss when selling securities to meet redemption requests by shareholders.

Mid-Size and Small-Size Company Risk. The market risk associated with stocks of mid- and small-size companies is generally greater than that associated with stocks of larger, more established companies because stocks of mid- and small-size companies tend to experience sharper price fluctuations. At times, it may be difficult for the Fund to sell mid-to small-size company stocks at reasonable prices.

Prepayment and Extension Risk. The Fund is subject to prepayment and extension risk since it invests in mortgage-backed securities. When interest rates decline, borrowers tend to refinance their mortgages. When this occurs, the mortgages that back these securities suffer a higher rate of prepayment. This could cause a decrease in the Fund’s income and share price. Extension risk is the flip side of prepayment risk. When interest rates rise, the Fund’s average maturity may lengthen due to a drop in prepayments. This will generally increase both the Fund’s sensitivity to rising interest rates and its potential for price declines.

Security Selection Risk. Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance:
Performance information for the Fund is not provided because the Fund had not commenced operations prior to the date of this prospectus. When available, performance for the Fund can be accessed by visiting www.forestersfinancial.com or by calling 1 (800) 423-4026. Past performance is not necessarily an indication of how the Fund will perform in the future.